Business Combinations - Consideration for Zhonghuan - Fair value of assets acquired and the liabilities assumed (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jul. 12, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Business Acquisition [Line Items]
Goodwill		¥ 2,467,497	$ 378,160	¥ 2,477,075	¥ 1,135,034	¥ 710,983
Zhonghuan
Business Acquisition [Line Items]
Net assets acquired	¥ 114,849
Goodwill	1,343,556
Noncontrolling interests	(124,807)
Deferred tax liabilities	(80,505)
Total	1,640,193
Total purchase price is comprised of:
Cash consideration	930,999	¥ 194,000
Fair value of mandatorily redeemable noncontrolling interest including cash of RMB193,982 and fair value of the obligation to issue ordinary shares of RMB482,671	676,653
Fair value of contingent consideration including contingently returnable consideration from seller of RMB(17,349) and contingent consideration payable to seller of RMB49,890(v)	32,541
Total	1,640,193
License | Zhonghuan
Business Acquisition [Line Items]
Identifiable intangible assets	316,800
Trademark and domain name | Zhonghuan
Business Acquisition [Line Items]
Identifiable intangible assets	28,600
Software | Zhonghuan
Business Acquisition [Line Items]
Identifiable intangible assets	¥ 41,700